ALLOWANCE FOR CREDIT LOSSES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations	$ 2,400	$ 1,100	$ 2,400
Reduction of allowance for loan and leases losses due to transfer to real estate loan portfolio	1,500	411
Increase (decrease) in allowance due to non-provision transfer of associated with deferred interest to other assets			230
Reduction of allowance related to foreign currency translation	474	463	220
Allowance for loan losses included in other transfered to allowance for unfunded lending commitments	$ 271
Greece
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations		204	255
Spain
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations		177
Honduras
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations		29
EMEA
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations		$ 108
Brazil Creditcard
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations			$ 360